December 2, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street N.E.

Washington, D.C. 20549

Re:	TIFF Investment Program (“TIP”)
File Nos. 33-73408 and 811-8234

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure on behalf of TIP. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for TIP on November 13, 2019 (Accession No. 0001104659-19-063242).

Please do not hesitate to contact the undersigned at (617) 662-7193 if you have any questions or comments regarding the foregoing or the materials enclosed.

Sincerely,

/s/ Karen Jacoppo-Wood

Karen Jacoppo-Wood